Hedge accounting (Details 2) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ (34,000,000)	R$ 699,000,000	R$ (3,557,000,000)
Credit derivative, nominal amount	273,280,000,000	148,125,000,000
Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged item, assets	8,983,000,000	11,325,000,000
Hedged item, liabilities
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(14,836,000,000)	(14,701,000,000)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(14,836,000,000)	(14,701,000,000)
Credit derivative, nominal amount	9,933,000,000	15,924,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(14,996,000,000)	(14,720,000,000)
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(14,836,000,000)	(14,701,000,000)
Credit derivative, nominal amount	9,933,000,000
Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged item, assets	8,983,000,000	11,325,000,000
Hedged item, liabilities
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(14,836,000,000)	(14,701,000,000)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(14,836,000,000)	(14,701,000,000)
Credit derivative, nominal amount	9,933,000,000	15,924,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	R$ (14,996,000,000)	R$ (14,720,000,000)